Investments in Affiliates (Tables)	12 Months Ended
Jun. 30, 2026
Investments in Affiliates [Abstract]
Schedule of Investments in Affiliates

Investments in affiliate consist of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Qingdao Huiju Laixi Intelligent Technology Co., Ltd.	-	103,895
Yanbense Food Technology (Shenzhen) Co., Ltd.	-	239
Less: impairment loss of equity-method investment	-	239
Total	-	103,895